Related Party Balance and Transactions (Tables)	9 Months Ended
Sep. 30, 2021
Related Party Transaction [Line Items]
Schedule of related party transactions

(i) Provision of service

For the nine months ended September 30, 2020 and 2021, service income was primarily generated from property management and miscellaneous research and development services the Group provided to its related parties.

	Nine Months Ended September 30,
	2020	2021
Wuhan Weineng Battery Assets Co., Ltd.	—	37,948
Nanjing Weibang Transmission Technology Co., Ltd	1,163	1,197
Beijing Weixu Business Consulting Co., Ltd.	—	165
Total	1,163	39,310

(ii) Acceptance of services

	Nine Months Ended September 30,
	2020	2021
Beijing Bit Ep Information Technology Co., Ltd.	4,159	3,803
Beijing Yiche Interactive Advertising Co., Ltd.	—	472
Tianjin Boyou Information Technology Co., Ltd.	1,594	217
Beijing Chehui Hudong Guanggao Co., Ltd.	61,171	—
Beijing Xinyi Hudong Guanggao Co., Ltd.	20,404	—
Beijing Yiche Information Science and Technology Co., Ltd.	234	—
Shanghai Yiju Information Technology Co., Ltd.	123	—
Total	87,685	4,491

(iii) Cost of manufacturing consignment

	Nine Months Ended September 30,
	2020	2021
Suzhou Zenlead XPT New Energy Technologies Co., Ltd	106,188	84,915

(iv) Purchase of raw material, property and equipment

	Nine Months Ended September 30,
	2020	2021
Kunshan Siwopu Intelligent Equipment Co., Ltd.	8,142	455,070
Nanjing Weibang Transmission Technology Co., Ltd.	35,859	153,981
Xunjie Energy (Wuhan) Co., Ltd	—	24,920
Total	44,001	633,971

(v) Sales of goods

	Nine Months Ended September 30,
	2020	2021
Wuhan Weineng Battery Assets Co., Ltd.	30,973	2,796,637
Beijing Yiche Interactive Advertising Co.,Ltd.	—	485
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	370
Shanghai Weishang Business Consulting Co., Ltd.	—	157
Total	30,973	2,797,649

(vi) Acceptance of R&D and maintenance service

	Nine Months Ended September 30,
	2020	2021
Kunshan Siwopu Intelligent Equipment Co., Ltd.	554	12,767
Xunjie Energy (Wuhan) Co., Ltd.	—	231
Total	554	12,998

(vii) Loan from related party

	Nine Months Ended September 30,
	2020	2021
Beijing Bitauto Interactive Technology Co., Ltd.	133,419	—

(viii) Interest Accrual

	Nine Months Ended September 30,
	2020	2021
Huang River Investment Limited	18,136	11,875
Serene View Investment Limited	101,087	—
Total	119,223	11,875

Schedule of due from related parties

(i) Amounts due from related parties

	December 31,	September 30,
	2020	2021
Wuhan Weineng Battery Assets Co. Ltd	118,779	998,388
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd	50,000	50,000
Nanjing Weibang Transmission Technology Co., Ltd	509	268
Kunshan Siwopu Intelligent Equipment Co., Ltd	617	—
Total	169,905	1,048,656

Schedule of due to related parties

(ii) Amounts due to related parties

	December 31,	September 30,
	2020	2021
Kunshan Siwopu Intelligent Equipment Co., Ltd	11,986	473,930
Suzhou Zenlead XPT New Energy Technologies Co., Ltd	273,982	279,099
Nanjing Weibang Transmission Technology Co., Ltd	51,687	33,608
Xunjie Energy (Wuhan) Co., Ltd	513	18,419
Wistron Info Comm (Kunshan) Co., Ltd	3,007	2,339
Xtronics Innovation Ltd	1,493	1,161
Beijing Bit Ep Information Technology Co., Ltd	1,768	1,076
Beijing Yiche Interactive Advertising Co.,Ltd	—	472
Beijing Yiche Information Science and Technology Co., Ltd	167	—
Total	344,603	810,104

(iii) Interest payable

	December 31, 2020	September 30, 2021
Huang River Investment Limited.	3,391	75

(iv) Long-term borrowings and interest payable

	December 31,	September 30,
	2020	2021
Huang River Investment Limited.	531,507	384,429